Material Accounting Policies - Additional Information (Detail) - CNY (¥)	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Accounting policies [line items]
Financial liabilities measured at FVPL	¥ 0	¥ 0	¥ 0